SUPPLEMENTAL FINANCIAL INFORMATION (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2019	Jan. 02, 2021	Dec. 28, 2019	Dec. 29, 2018
Research and Development
Research and development expense		$ 112.8	$ 92.6	$ 98.2
Cash paid for interest and income taxes
Interest		69.6	74.3	54.9
Income taxes, net of refunds		203.4	155.0	153.5
Foreign Currency Effects
Foreign currency transaction gains and losses		7.2	9.7	13.4
Deferred Revenue
Total deferred revenue		20.3	12.9
Revenue recognized during the period		12.0	10.8	12.2
Other current liabilities
Deferred Revenue
Total deferred revenue		18.9	12.6
Long-term retirement benefits and other liabilities
Deferred Revenue
Total deferred revenue		$ 1.4	0.3
PragmatIC
Equity Method Investment
Interest of equity method investment		22.90%
Carrying value of equity method investment		$ 5.3	8.8
Addition to equity method investment	$ 4.0
Total software
Capitalized software costs
Software amortization expense		29.0	20.8	$ 20.2
Total software | Other assets
Capitalized software costs
Cost		506.5	487.2
Accumulated amortization		(370.1)	(334.4)
Software, net		$ 136.4	$ 152.8